August 6, 2009
VIA ELECTRONIC FILING
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williams Capital Management Trust Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File Nos. 333-98485 and 811-21186)
Ladies and Gentlemen:
     On behalf of Williams Capital Management Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a prospectus for shares of a new series of the Trust, the Williams Capital U.S. Treasury Fund (the “Treasury Fund”), as well as a Statement of Additional Information relating to each series of the Trust.
     In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.
     In this regard, the disclosure information in the Registration Statement concerning the Treasury Fund is substantially identical to the disclosure information in Post-Effective No. 8 to the Trust’s Registration Statement filed on February 19, 2009 concerning the Williams Capital Government Money Market Fund (the “Government Fund”). The Treasury Fund differs from the Government Fund in that the Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and
Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, while the Treasury Fund invests only in direct obligations of the U.S. Treasury and obligations on which the prompt payment of principal and interest is unconditionally guaranteed by the United States of America.
     We would appreciate any comments the Commission staff may have on the Registration Statement as soon as possible. Please direct any communications relating to the filing to the undersigned at (212) 839-5540 or Gladys Chang of this firm at (212) 839-5856.

Very truly yours,
/s/ Frank P. Bruno

Frank P. Bruno

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